Prepaid Expenses	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

Note 6 – Prepaid Expenses

Prepaid expenses consisted of the following at August 31, 2018 and May 31, 2018:

	August 31,	May 31,
	2018	2018
Prepaid insurance	$5,865	$-
Prepaid advertising	23,784	-
Prepaid license fees	77,459	-
Prepaid legal fees	1,410	1,410
Prepaid general and administrative expenses	74,790	-
Prepaid consulting	75,000
Total	$258,308	$1,410

NOTE 4 – PREPAID EXPENSES Prepaid expenses consisted of the following at May 31, 2018 and 2017:
	May 31,	May 31,
	2018	2017
Prepaid legal fees	$1,410	$1,410
Total	$1,410	$1,410